SCHEDULE OF INVESTMENTS

Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Broadcasting – 2.8%
Gray Television, Inc.(A)	342	$7,326
Nexstar Broadcasting Group, Inc.	545	63,913
		71,239
Total Communication Services - 2.8%		71,239

Consumer Discretionary

Apparel Retail – 0.6%
Boot Barn Holdings, Inc.(A)	332	14,789

Auto Parts & Equipment – 0.9%
Fox Factory Holding Corp.(A)	345	23,988

Casinos & Gaming – 1.6%
Churchill Downs, Inc.	213	29,190
PlayAGS, Inc.(A)	1,009	12,237
		41,427

Distributors – 1.0%
Pool Corp.	125	26,503

Education Services – 1.8%
Grand Canyon Education, Inc.(A)	484	46,372

General Merchandise Stores – 0.5%
Ollie’s Bargain Outlet Holdings, Inc.(A)	213	13,911

Homebuilding – 2.5%
Installed Building Products, Inc.(A)	630	43,415
TopBuild Corp.(A)	188	19,377
		62,792

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Grand Vacations, Inc.(A)	872	30,000

Leisure Facilities – 1.5%
SeaWorld Entertainment, Inc.(A)	1,177	37,326

Leisure Products – 0.7%
Malibu Boats, Inc., Class A(A)	464	19,010

Restaurants – 1.8%
Wingstop, Inc.	531	45,790

Total Consumer Discretionary - 14.1%		361,908

Consumer Staples

Packaged Foods & Meats – 2.5%
J&J Snack Foods Corp.	177	32,576
Nomad Foods Ltd.(A)	1,495	33,437
		66,013
Total Consumer Staples - 2.5%		66,013

Energy

Oil & Gas Equipment & Services – 0.9%
Cactus, Inc., Class A	367	12,604
Dril-Quip, Inc.(A)	241	11,294
		23,898

Oil & Gas Exploration & Production – 0.8%
Matador Resources Co.(A)	1,069	19,212

Total Energy - 1.7%		43,110

Financials

Asset Management & Custody Banks – 0.7%
Hamilton Lane, Inc., Class A	317	18,888

Insurance Brokers – 1.2%
eHealth, Inc.(A)	328	31,491

Investment Banking & Brokerage – 2.2%
Houlihan Lokey, Inc.	238	11,638
LPL Investment Holdings, Inc.	489	45,073
		56,711

Regional Banks – 1.2%
Seacoast Banking Corp. of Florida(A)	976	29,822

Thrifts & Mortgage Finance – 1.1%
Essent Group Ltd.	538	27,995

Total Financials - 6.4%		164,907

Health Care

Biotechnology – 1.3%
Vericel Corp.(A)	1,988	34,585

Health Care Distributors – 1.3%
PetIQ, Inc.(A)	1,342	33,621

Health Care Equipment – 6.9%
Insulet Corp.(A)	306	52,444
iRhythm Technologies, Inc.(A)	198	13,507
NovoCure Ltd.(A)	220	18,541
Penumbra, Inc.(A)	196	32,171
Tactile Systems Technology, Inc.(A)	694	46,852
Veracyte, Inc.(A)	511	14,263
		177,778

Health Care Services – 6.4%
AMN Healthcare Services, Inc.(A)	605	37,675
LHC Group, Inc.(A)	283	39,041
Teladoc Health, Inc.(A)(B)	1,038	86,893
		163,609

Health Care Supplies – 1.2%
STAAR Surgical Co.(A)	883	31,062

Health Care Technology – 4.3%
CareDx, Inc.(A)	2,065	44,534
HMS Holdings Corp.(A)	1,094	32,396
Omnicell, Inc.(A)	402	32,824
		109,754

Managed Health Care – 1.2%
HealthEquity, Inc.(A)	433	32,074

Total Health Care - 22.6%		582,483

Industrials

Aerospace & Defense – 2.2%
Mercury Computer Systems, Inc.(A)	807	55,798

Air Freight & Logistics – 1.4%
Air Transport Services Group, Inc.(A)	1,542	36,186

Building Products – 1.3%
PGT Innovations, Inc.(A)	1,312	19,568
Trex Co., Inc.(A)	155	13,923
		33,491

Electrical Components & Equipment – 1.3%
EnerSys	443	33,123

Environmental & Facilities Services – 1.9%
Clean Harbors, Inc.(A)	572	49,066

Industrial Machinery – 7.6%
Crane Co.	368	31,783
John Bean Technologies Corp.	411	46,290
RBC Bearings, Inc.(A)	190	30,161
Timken Co. (The)	728	40,973
Woodward, Inc.	396	46,914
		196,121

Security & Alarm Services – 1.8%
Brink’s Co. (The)	513	46,514

Trading Companies & Distributors – 0.6%
GMS, Inc.(A)	510	13,819

Trucking – 1.3%
Knight Transportation, Inc.	954	34,198

Total Industrials - 19.4%		498,316

Information Technology

Application Software – 12.4%
Envestnet, Inc.(A)	464	32,294
Five9, Inc.(A)	864	56,691
Globant S.A.(A)	390	41,307
HubSpot, Inc.(A)	184	29,217
Mimecast Ltd.(A)	1,014	43,999
Paycom Software, Inc.(A)	95	25,032
Pluralsight, Inc., Class A(A)	1,426	24,548
Q2 Holdings, Inc.(A)	515	41,781
Smartsheet, Inc., Class A(A)	548	24,608
		319,477

Communications Equipment – 1.2%
Viavi Solutions, Inc.(A)	1,995	29,924

Data Processing & Outsourced Services – 1.0%
EVO Payments, Inc., Class A(A)	1,014	26,787

Electronic Equipment & Instruments – 1.2%
Coherent, Inc.(A)	189	31,521

Internet Services & Infrastructure – 1.1%
8x8, Inc.(A)	1,473	26,963

IT Consulting & Other Services – 3.1%
Booz Allen Hamilton Holding Corp.	424	30,182
InterXion Holding N.V.(A)	577	48,369
		78,551

Semiconductor Equipment – 0.8%
Enphase Energy, Inc.(A)(B)	807	21,083

Semiconductors – 1.9%
Monolithic Power Systems, Inc.	272	48,337

Systems Software – 3.7%
Proofpoint, Inc.(A)	441	50,668

Varonis Systems, Inc.(A)	579	44,982
		95,650
Total Information Technology - 26.4%		678,293

Real Estate

Health Care REITs – 0.3%
Community Healthcare Trust, Inc.	168	7,211
Total Real Estate - 0.3%		7,211

TOTAL COMMON STOCKS – 96.2%		$2,473,480
(Cost: $1,754,880)

SHORT-TERM SECURITIES	Shares

Money Market Funds (D) - 4.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (C)	34,537	34,537
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	91,350	91,350
		125,887

TOTAL SHORT-TERM SECURITIES – 4.9%		$125,887
(Cost: $125,887)

TOTAL INVESTMENT SECURITIES – 101.1%		$2,599,367
(Cost: $1,880,767)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(27,041)

NET ASSETS – 100.0%		$2,572,326

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $47,888 are on loan.
(C)	Investment made with cash collateral received from securities on loan.
(D)	Rate shown is the annualized 7-day yield at December 31, 2019.

The following total return swap agreements were outstanding at December 31, 2019:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	Long	Goldman Sachs International	07/02/2020	$74,075	1-Month LIBOR plus 25 bps	$4,076	$—	$4,076

(1)

The Fund pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Fund is short on the swap agreement, the Fund receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Fund is long on the swap agreement, the Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Fund is short on the swap agreement, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of December 31, 2019:

Reference Entity	Shares	Notional Amount	Value	% of Value
Global Blood Therapeutics, Inc.	3	$4,429	$243	5.9%
Arrowhead Pharmaceuticals, Inc.	3	3,156	173	4.2
ACADIA Pharmaceuticals, Inc.	3	2,435	133	3.3
Repligen Corp.	1	2,375	130	3.2
Blueprint Medicines Corp.	1	2,116	115	2.9
Immunomedics, Inc.	5	1,828	101	2.5
Mirati Therapeutics, Inc.	1	1,752	96	2.4
MyoKardia, Inc.	1	1,730	95	2.3
Iovance Biotherapeutics, Inc.	3	1,718	95	2.3
Intercept Pharmaceuticals, Inc.	1	1,638	90	2.2
FibroGen, Inc.	2	1,617	89	2.2
PTC Therapeutics, Inc.	2	1,485	82	2.0
Audentes Therapeutics, Inc.	1	1,396	77	1.9
Halozyme Therapeutics, Inc.	4	1,373	76	1.9
Emergent BioSolutions, Inc.	1	1,345	74	1.8
Axsome Therapeutics, Inc.	1	1,319	73	1.8
Ultragenyx Pharmaceutical, Inc.	2	1,258	69	1.7
Amicus Therapeutics, Inc.	7	1,214	67	1.6
Zogenix, Inc.	1	1,208	66	1.6
Ironwood Pharmaceuticals, Inc.	5	1,090	60	1.5
Medicines Co.(The)	1	1,068	59	1.4
Acceleron Pharma, Inc.	1	1,048	58	1.4
Momenta Pharmaceuticals, Inc.	3	1,048	58	1.4
Natera, Inc.	2	1,008	55	1.4
Insmed, Inc.	2	1,004	55	1.4
Biohaven Pharmaceutical Holding Co. Ltd	1	992	55	1.3
Pacira BioSciences, Inc.	1	991	55	1.3
ArQule, Inc.	3	984	54	1.3
Arena Pharmaceuticals, Inc.	1	984	54	1.3
Heron Therapeutics, Inc.	2	932	51	1.3
Reata Pharmaceuticals, Inc.	-*	931	51	1.3
Allakos, Inc.	1	886	49	1.2
Portola Pharmaceuticals, Inc.	2	858	47	1.2
XenCor, Inc.	1	840	46	1.1
Esperion Therapeutics, Inc.	1	806	44	1.1
Editas Medicine, Inc.	1	801	44	1.1
Apellis Pharmaceuticals, Inc.	1	797	44	1.1

Aimmune Therapeutics, Inc.	1	794	44	1.1
Ra Pharmaceuticals, Inc.	1	785	43	1.1
Epizyme, Inc.	2	764	42	1.0
Invitae Corp.	3	756	42	1.0
REGENXBIO, Inc.	1	737	41	1.0
Veracyte, Inc.	1	719	40	1.0
Corcept Therapeutics, Inc.	3	643	35	0.9
Supernus Pharmaceuticals, Inc.	1	633	35	0.9
Theravance Biopharma, Inc.	1	616	34	0.8
Dicerna Pharmaceuticals, Inc.	2	613	34	0.8
Exact Sciences Corp.	-*	607	33	0.8
Enanta Pharmaceuticals, Inc.	1	576	32	0.8
Aerie Pharmaceuticals, Inc.	1	558	31	0.8
Fate Therapeutics, Inc.	2	548	30	0.7
Allogene Therapeutics, Inc.	1	546	30	0.7
Athenex, Inc.	2	494	27	0.7
Innoviva, Inc.	2	489	27	0.7
Radius Health, Inc.	1	489	27	0.7
Vanda Pharmaceuticals, Inc.	2	464	26	0.6
NanoString Technologies, Inc.	1	461	25	0.6
Codexis, Inc.	2	451	25	0.6
Denali Therapeutics, Inc.	1	449	25	0.6
Tricida, Inc.	1	441	24	0.6
TG Therapeutics, Inc.	2	421	23	0.6
Vericel Corp.	1	413	23	0.6
ZIOPHARM OnCology, Inc.	5	411	23	0.6
Atara Biotherapeutics, Inc.	1	394	22	0.5
Madrigal Pharmaceuticals, Inc.	-*	383	21	0.5
Amphastar Pharmaceuticals, Inc.	1	373	21	0.5
Sangamo Therapeutics, Inc.	2	365	20	0.5
Heska Corp.	-*	364	20	0.5
Pacific Biosciences of California, Inc.	4	360	20	0.5
Omeros Corp.	1	355	20	0.5
UroGen Pharma Ltd	1	342	19	0.5
Adverum Biotechnologies, Inc.	2	328	18	0.4
Retrophin, Inc.	1	310	17	0.4
ANI Pharmaceuticals, Inc.	-*	307	17	0.4
G1 Therapeutics, Inc.	1	287	16	0.4
Clovis OnCology, Inc.	1	271	15	0.4

Phibro Animal Health Corp.	1	260	14	0.4
Cara Therapeutics, Inc.	1	258	14	0.3
PetIQ, Inc.	1	254	14	0.3
Accelerate Diagnostics, Inc.	1	248	14	0.3
Amneal Pharmaceuticals, Inc.	3	242	13	0.3
Twist Bioscience Corp.	1	240	13	0.3
Stemline Therapeutics, Inc.	1	231	13	0.3
Spectrum Pharmaceuticals, Inc.	3	201	11	0.3
AnaptysBio, Inc.	1	182	10	0.2
Voyager Therapeutics, Inc.	1	182	10	0.2
			$4,076

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,473,480	$—	$—
Short-Term Securities	125,887	—	—
Total	$2,599,367	$—	$—
Total Return Swaps	$—	$4,076	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,880,767

Gross unrealized appreciation	781,942

Gross unrealized depreciation	(63,342)

Net unrealized appreciation	$718,600